Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of components of the provision (benefit) for income taxes
The components of the provision (benefit) for income taxes consists of:

(in thousands)	Current	Deferred	Total
Year ended December 31, 2021:
U.S. federal	$(180)	$(904)	$(1,084)
State and local	750	(338)	413
	$570	$(1,242)	$(671)

(in thousands)	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$822	$(919)	$(97)
State and local	29	(425)	(396)
	$851	$(1,344)	$(493)

Summary of income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations
The Company’s income tax expense differs from the amount that would have resulted from applying the federal statutory rate of 21% to pretax income from operations because of the effect of the following items:

(in thousands)	Year Ended December 31,
	2021	2020
Income tax at federal statutory rate	$(2,436)	$(3,111)
State tax, net federal benefit	(241)	(982)
Meals and entertainment	11	—
Transaction costs	349	—
Fines and penalties	28	—
Stock based compensation	(122)	—
Warrant expense	(774)	—
Earnout expense	(5,227)	—
PPP loan forgiveness	(1,058)	—
162(m) Analysis	1,717	—
Change in valuation allowance	6,941	3,597
Other	141	3
Income tax (benefit) expense	$(671)	$(493)

Summary of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are presented below.

(in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Deferred rent	$173	$108
Accrued Expenses	606	770
Net operating loss carryforwards	12,686	2,529
Management fees (the Practice)	—	1,828
Impaired assets	1,751	2,086
Deferred revenue	77	182
Stock based compensation	1,088	69
Total gross deferred tax assets	16,381	7,572
Valuation allowance	(14,719)	(5,451)
Net deferred tax assets	$1,662	$2,121
Deferred tax liabilities:
Property, plant, and equipment	$(706)	$(331)
Intangibles	(1,327)	(1,575)
Management Fees (TOI)	—	(1,828)
Total gross deferred liabilities	(2,033)	(3,734)
Net deferred tax liabilities	$(371)	$(1,613)

Summary of the changes in the amount of unrecognized tax benefits (excluding interest and penalties)
A summary of the changes in the amount of unrecognized tax benefits (excluding interest and penalties) for 2021 and 2020 is as follows:

(in thousands)	December 31, 2021	December 31, 2020
Beginning balance of unrecognized tax benefits	$1,903	$1,903
Additions based on tax positions related to the current year	—	—
Reductions based on tax positions of prior years	(1,804)	—
Reductions due to lapse of applicable statute of limitation	—	—
Settlements	—	—
Ending balance of unrecognized tax benefits	$99	$1,903